Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments (Tables) [Line Items]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2024	3.647
December 31, 2023	3.627
December 31, 2022	3.519

%
Changes in exchange rates for the year ended:
December 31, 2024	0.5
December 31, 2023	3
December 31, 2022	13

Schedule of Financial Instruments Measured at Fair Value	Fair value hierarchy of financial instruments measured at fair value:
	December 31, 2024
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Securities (see Note 18B (2))	275	-	-	275
Financial liability of warrants	-	-	1,149	1,149

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 18B (2))	-	-	73	73
Financial liability of warrants	-	-	2,518	2,518

Schedule of Details Regarding Fair Value Measurement

Details regarding fair value measurement at Level 3:

	Financial asset- convertible note	Financial liability- warrant

Balance as of January 1, 2024	73	2,518
Exercise	-	(56)
Issuance	-	2,028
Proceed	(187)	-
Revaluation	114	(3,341)
Balance as of December 31, 2024	-	1,149
	Financial asset- convertible note	Financial liability- warrant
Balance as of January 1, 2023	431	-
Issuance	-	6,015
Proceed	(875)	-
Revaluation	517	(3,497)
Balance as of December 31, 2023	73	2,518

Schedule of Fair Value Measurement
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs
For the year ended December 31, 2024
Warrant (see note 9D1)	Black - Scholes	expected term	4.5, 1.5 years
		expected volatility	97.31%, 129.83%
		annual risk free interest	4.30%, 4.54%
		dividend yield	0%

For the year ended December 31, 2023
Warrant	Black - Scholes	expected term	5.3 years
		expected volatility	89.94%
		annual risk free interest	3.88%
		dividend yield	0%

Convertible debt instrument		DLOM	26.1%

Currency risk [Member]
Financial Instruments (Tables) [Line Items]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2024:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	8	21	423	(21)	(8)
Other current assets	14	35	704	(35)	(14)
Accounts payable	(1)	(3)	(60)	3	1
Other payables	(14)	(36)	(723)	36	14
Post-employment benefit liabilities	(3)	(7)	(140)	7	3
Total income (loss)	4	10		(10)	(4)

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2024:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	1	2	39	(2)	(1)
Accounts payable	(2)	(5)	(92)	5	2
Other payables	(1)	(2)	(50)	2	1
Total income (loss)	(2)	(5)		5	2

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2023:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	11	28	550	(28)	(11)
Other current assets	13	33	660	(33)	(13)
Accounts payable	(5)	(11)	(225)	11	5
Other payables	(27)	(67)	(1,340)	67	27
Post-employment benefit liabilities	(3)	(7)	(141)	7	3
Total income (loss)	(11)	(24)		24	11

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2023:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	1	2	48	(2)	(1)
Accounts payable	(3)	(8)	(153)	8	3
Other payables	(5)	(12)	(232)	12	5
Total income (loss)	(7)	(18)		18	7